LOSS ON DEBT REFINANCING	12 Months Ended
Dec. 31, 2019
LOSS ON DEBT REFINANCING
LOSS ON DEBT REFINANCING

8.    LOSS ON DEBT REFINANCING

2019

On July 15, 2019, Quebecor Media prepaid the balance outstanding under its term loan “B” credit facility and the related hedging contracts were unwound for a total cash consideration of $340.9 million. This transaction resulted in no gain or loss.

2017

• On May 1, 2017, Videotron redeemed all of its issued and outstanding 6.875% Senior Notes due July 15, 2021, in aggregate principal amount of $125.0 million, for a cash consideration of $129.3 million.

• On May 1, 2017, Quebecor Media redeemed all of its issued and outstanding 7.375% Senior Notes due January 15, 2021, in aggregate principal amount of $325.0 million, for a cash consideration of $333.0 million.

These transactions resulted in a total loss of $15.6 million in 2017.